Revenue and Geography Information (Details) - Schedule of Location of the Company’s Long-Lived Assets - CNY (¥) ¥ in Thousands	Sep. 30, 2024	Mar. 31, 2024
Schedule of Location of Company’s Long-Lived Assets [Line Items]
Long-lived assets	¥ 65,271	¥ 70,432
PRC [Member]
Schedule of Location of Company’s Long-Lived Assets [Line Items]
Long-lived assets	65,268	70,429
Mexico [Member]
Schedule of Location of Company’s Long-Lived Assets [Line Items]
Long-lived assets	¥ 3	¥ 3